Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets (Details) - EBP, 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 1,249,816,325	$ 1,073,708,890
Participant contributions receivable	3,110,523	6,273,231
Employer match contributions receivable	1,622,709	5,819,981
Participant refunds payable	13,776	39,443
Net assets available for benefits per the Form 5500	$ 1,245,096,869	$ 1,061,655,121